CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Ordinary shares Share capital	Particip. Certificates	Treasury shares	Additional paid-in capital	Retained earnings	Foreign currency translation reserve	Reserve from actuarial gains and losses	Attributable to owners of the Group	Attributable to non-controlling interests	Total
Balance at Dec. 31, 2019	€ 302	€ 161		€ 107,776	€ 50,820	€ (1,648)	€ (386)	€ 157,025	€ (2,981)	€ 154,044
Net profit for the year					15,245			15,245	(439)	14,806
Other comprehensive income						3,683	(790)	2,893	277	3,170
Total comprehensive income					15,245	3,683	(790)	18,138	(162)	17,976
Purchase of MPP share awards			€ (4,300)					(4,300)		(4,300)
Issuance of MPP share awards			2,330					2,330		2,330
Reclassification of unpaid contribution of capital				(7,880)	(365)			(8,245)		(8,245)
Equity-settled share-based payments					2,327			2,327		2,327
Balance at Dec. 31, 2020	€ 302	161	(1,970)	99,896	68,027	2,035	(1,176)	167,275	(3,143)	€ 164,132
Balance (in Shares) at Dec. 31, 2020										155,389
Net profit for the year					12,569			12,569	218	€ 12,787
Other comprehensive income						13,720	1,197	14,917	(265)	14,652
Total comprehensive income					12,569	13,720	1,197	27,486	(47)	27,439
Issuance of MPP share awards			1,346	469				1,815		1,815
Reclassification of unpaid contribution of capital				5,383	669			6,052		6,052
Equity-settled share-based payments				6,993	8,428			15,421		15,421
Issuance of participation certificates		3		7,748				7,751		7,751
Reclassification of deposit liability				3,211				3,211		3,211
Issuance of ordinary shares				544,223				546,630		546,630
Issuance of ordinary shares (in Shares)	2,407
IPO restructuring	€ (302)	€ (164)	624	(125,136)				(100,088)		(100,088)
IPO restructuring (in Shares)	24,890
Grants to sport rights holders				63,270				63,270		63,270
Balance at Dec. 31, 2021				606,057	89,693	15,755	21	738,823	(3,189)	735,634
Balance (in Shares) at Dec. 31, 2021	27,297
Net profit for the year					10,891			10,891	(400)	10,491
Other comprehensive income						1,989	1,859	3,848	10	3,858
Total comprehensive income					10,891	1,989	1,859	14,739	(390)	14,349
Purchase of MPP share awards			(3,837)					(3,837)		(3,837)
Equity-settled share-based payments				3,741	24,558			28,299		28,299
Reclassification of deposit liability				2,432				2,432		2,432
Business combinations				3,000				3,000	6,227	9,227
Acquisition of non-controlling				(31,438)				(31,438)	3,193	(28,245)
Vesting of RSUs			1,132	6,399	(7,987)			(430)		(430)
Vesting of RSUs (in shares)	26
Balance at Dec. 31, 2022			€ (2,705)	€ 590,191	€ 117,155	€ 17,744	€ 1,880	€ 751,588	€ 5,841	€ 757,429
Balance (in Shares) at Dec. 31, 2022	27,323